Fair Value Measurements	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Fair Value Disclosures [Abstract]
Fair Value Measurements
5. FAIR VALUE
MEASUREMENTS
Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. Valuation techniques used to measure fair value are performed in a manner to maximize the use of observable inputs and minimize the use of unobservable inputs.
The Company classified its money market funds within Level 1 because their fair values are based on their quoted market prices. The Company classified its United States treasury securities and fixed income securities within Level 2 because their fair values are determined using alternative pricing sources or models that utilized market observable inputs.
A summary of the assets and liabilities that are measured at fair value as of June 30, 2020 and December 31, 2019 is as follows (in thousands):

		Fair Value Measurement at June 30, 2020
	Carrying Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Money market funds (1)	$7,012	$7,012	$—	$—
United States treasury securities	14,990	—	14,990	—

Total	$22,002	$7,012	$14,990	$—

Liabilities:
Warrant liabilities	$38	$—	$—	$38

Total	$38	$—	$—	$38

		Fair Value Measurement at December 31, 2019
	Carrying Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Money market funds (1)	$21,065	$21,065	$—	$—
United States treasury securities (1)	5,982	—	5,982	—
Fixed income securities	25,746	—	25,746	—

Total	$52,793	$21,065	$31,728	$—

Liabilities:
Warrant liabilities	$299	$—	$—	$299

Total	$299	$—	$—	$299

(1)
Money market funds and United States treasury securities with maturities of less than 90 days at the date of purchase are included within cash and cash equivalents in the accompanying consolidated balance sheets and are recognized at fair value.

The following table reflects the change in the Company’s Level 3 liabilities, which consists of the warrants issued in a private placement in November 2016 (see Note 7), for the three months ended June 30, 2020 (in thousands):

November Private Placement Warrants
Balance at December 31, 2018	$8,511
Change in fair value	(8,212)

Balance at December 31, 2019	299
Change in fair value	(261)

Balance at June 30, 2020	$38

5.	FAIR VALUE MEASUREMENTS
Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. Valuation techniques used to measure fair value are performed in a manner to maximize the use of observable inputs and minimize the use of unobservable inputs.
The Company classified its money market funds within Level 1 because their fair values are based on their quoted market prices. The Company classified its United States treasury securities and fixed income securities within Level 2 because their fair values are determined using alternative pricing sources or models that utilized market observable inputs.
A summary of the assets and liabilities that are measured at fair value as of December 31, 2019 and 2018 is as follows (in thousands):

		Fair Value Measurement at December 31, 2019
	Carrying Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Money market funds (1)	$21,065	$21,065	$—	$—
United States treasury securities (1)	5,982		5,982
Fixed income securities	25,746	—	25,746	—

Total	$52,793	$21,065	$31,728	$—

Liabilities:
Warrant liabilities	$299	$—	$—	$299

Total	$299	$—	$—	$299

		Fair Value Measurement at December 31, 2018
	Carrying Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Money market funds (1)	$13,264	$13,264	$—	$—
Fixed income securities	49,718	—	49,718	—

Total	$62,982	$13,264	$49,718	$—

Liabilities:
Warrant liabilities	$8,511	$—	$—	$8,511

Total	$8,511	$—	$—	$8,511

(1)
Money market funds and United States treasury securities with maturities of 90 days or less at the date of purchase are included within cash and cash equivalents in the accompanying consolidated balance sheets and are recognized at fair value.

The following table reflects the change in the Company’s Level 3 liabilities, which consist of the warrants issued in a private placement in November 2016 (see Note 7), for the years ended December 31, 2019 and 2018 (in thousands):

November Private Placement Warrants
Balance at December 31, 2017	$13,128
Change in fair value	(4,617)

Balance at December 31, 2018	$8,511
Change in fair value	(8,212)

Balance at December 31, 2019	$299